Revenue by Service and Geographical Location - Schedule of Revenue Broken Down by Geographic Location (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Total revenue	$ 289.7	$ 303.2	$ 299.2
Inside Europe [Member]
Segment Reporting Information [Line Items]
Total revenue	144.9	167.3	162.8
Outside Europe [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 144.8	$ 135.9	$ 136.4